UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7177

Name of Fund:  BlackRock Mid Cap Value Opportunities Fund of
               BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 01/31/2007

Date of reporting period: 08/01/06 - 10/31/06

Item 1 - Schedule of Investments


BlackRock Mid Cap Value Opportunities Fund of
BlackRock Mid Cap Value Opportunities Series, Inc.


Schedule of Investments as of October 31, 2006                                                                  (in U.S. dollars)

                                                    Shares
                    Industry                          Held   Common Stocks                                               Value
North America

Canada - 1.9%       Diversified                    298,562   BCE, Inc.                                             $    8,443,333
                    Telecommunication
                    Services - 1.9%

                                                             Total Common Stocks in Canada                              8,443,333


United              Aerospace & Defense - 3.3%     166,200   Curtiss-Wright Corp.                                       5,624,208
States - 88.1%                                     209,300   Goodrich Corp.                                             9,228,037
                                                                                                                   --------------
                                                                                                                       14,852,245

                    Biotechnology - 3.5%            96,100   Cephalon, Inc. (b)(f)                                      6,744,298
                                                   281,700   Medimmune, Inc. (b)(f)                                     9,025,668
                                                                                                                   --------------
                                                                                                                       15,769,966

                    Capital Markets - 1.7%         383,100   Janus Capital Group, Inc.                                  7,692,648

                    Commercial Banks - 4.2%        320,500   The Colonial BancGroup, Inc.                               7,640,720
                                                    80,200   Compass Bancshares, Inc.                                   4,512,052
                                                   179,075   First Midwest Bancorp, Inc.                                6,810,222
                                                                                                                   --------------
                                                                                                                       18,962,994

                    Commercial Services &          952,300   Allied Waste Industries, Inc. (b)(f)                      11,570,445
                    Supplies - 2.6%

                    Communications                 723,800   Andrew Corp. (b)                                           6,702,388
                    Equipment - 4.2%             1,150,100   Tellabs, Inc. (b)                                         12,122,054
                                                                                                                   --------------
                                                                                                                       18,824,442

                    Containers &                   185,000   Owens-Illinois, Inc. (b)                                   3,071,000
                    Packaging - 3.1%               840,200   Smurfit-Stone Container Corp. (b)                          8,956,532
                                                    43,400   Temple-Inland, Inc.                                        1,711,696
                                                                                                                   --------------
                                                                                                                       13,739,228

                    Electronic Equipment &          68,100   Anixter International, Inc. (b)(f)                         4,069,656
                    Instruments - 2.5%             351,900   Ingram Micro, Inc. Class A (b)                             7,252,659
                                                                                                                   --------------
                                                                                                                       11,322,315

                    Energy Equipment &             226,400   BJ Services Co. (f)                                        6,828,224
                    Services - 5.3%                 37,600   Diamond Offshore Drilling, Inc. (f)                        2,603,048
                                                   355,000   Dresser-Rand Group, Inc. (b)                               7,699,950
                                                   191,300   Rowan Cos., Inc.                                           6,385,594
                                                                                                                   --------------
                                                                                                                       23,516,816

                    Food Products - 1.6%           257,800   Smithfield Foods, Inc. (b)                                 6,929,664

                    Gas Utilities - 1.1%            60,100   Questar Corp.                                              4,896,948

                    Health Care Equipment &        186,700   Biomet, Inc.                                               7,064,728
                    Supplies - 1.6%

                    Health Care Providers &        961,800   Tenet Healthcare Corp. (b)                                 6,790,308
                    Services - 1.5%

                    Health Care                    220,243   Emdeon Corp. (b)                                           2,565,831
                    Technology - 0.7%               15,400   WebMD Health Corp. Class A (b)                               561,484
                                                                                                                   --------------
                                                                                                                        3,127,315

                    Hotels, Restaurants &           61,800   OSI Restaurant Partners, Inc.                              2,056,086
                    Leisure - 1.1%                  91,260   Wyndham Worldwide Corp. (b)                                2,692,170
                                                                                                                   --------------
                                                                                                                        4,748,256

                    IT Services - 4.1%             118,500   Alliance Data Systems Corp. (b)                            7,195,320
                                                   253,600   Convergys Corp. (b)                                        5,378,856
                                                   230,600   Sabre Holdings Corp. Class A                               5,861,852
                                                                                                                   --------------
                                                                                                                       18,436,028

                    Insurance - 2.9%               489,900   Conseco, Inc. (b)(f)                                       9,964,566
                                                    93,000   HCC Insurance Holdings, Inc.                               3,130,380
                                                                                                                   --------------
                                                                                                                       13,094,946

                    Internet & Catalog             223,400   IAC/InterActiveCorp (b)(f)                                 6,920,932
                    Retail - 1.5%

                    Internet Software &            759,200   CNET Networks, Inc. (b)(f)                                 6,787,248
                    Services - 1.5%

                    Life Sciences Tools &          135,500   Affymetrix, Inc. (b)(f)                                    3,455,250
                    Services - 1.3%                 52,300   Charles River Laboratories International, Inc. (b)         2,244,716
                                                                                                                   --------------
                                                                                                                        5,699,966

                    Machinery - 3.5%               161,100   AGCO Corp. (b)(f)                                          4,309,425
                                                   375,100   Timken Co.                                                11,271,755
                                                                                                                   --------------
                                                                                                                       15,581,180

                    Media - 1.5%                         1   Liberty Global, Inc. Series C (b)                                 25
                                                   447,800   Valassis Communications, Inc. (b)                          6,721,478
                                                                                                                   --------------
                                                                                                                        6,721,503

                    Metals & Mining - 1.6%         121,500   Nucor Corp.                                                7,096,815

                    Multi-Utilities - 1.9%         226,100   OGE Energy Corp. (f)                                       8,722,938

                    Oil, Gas & Consumable          118,100   Cabot Oil & Gas Corp. Class A                              6,248,671
                    Fuels - 6.7%                   139,100   Murphy Oil Corp. (f)                                       6,559,956
                                                   240,900   Newfield Exploration Co. (b)(f)                            9,826,311
                                                   154,800   Noble Energy, Inc.                                         7,527,924
                                                                                                                   --------------
                                                                                                                       30,162,862

                    Pharmaceuticals - 2.8%          78,600   Endo Pharmaceuticals Holdings, Inc. (b)                    2,243,244
                                                   293,400   Medicis Pharmaceutical Corp. Class A                      10,280,736
                                                                                                                   --------------
                                                                                                                       12,523,980

                    Real Estate Investment         461,500   Crescent Real Estate EQT Co.                              10,060,700
                    Trusts (REITs) - 6.1%           78,800   Douglas Emmett, Inc. (b)                                   1,879,380
                                                   829,300   Friedman Billings Ramsey Group, Inc. Class A               6,327,559
                                                   176,600   New Plan Excel Realty Trust                                5,086,080
                                                    95,300   Rayonier, Inc.                                             3,906,347
                                                                                                                   --------------
                                                                                                                       27,260,066

                    Real Estate Management &           867   Realogy Corp. (b)                                             22,352
                    Development - 0.0%

                    Road & Rail - 1.4%              44,880   Avis Budget Group, Inc. (b)                                  888,175
                                                   252,200   JB Hunt Transport Services, Inc. (f)                       5,457,608
                                                                                                                   --------------
                                                                                                                        6,345,783

                    Semiconductors &               188,400   Intersil Corp. Class A                                     4,417,980
                    Semiconductor
                    Equipment - 1.0%

                    Software - 2.8%                144,300   Citrix Systems, Inc. (b)                                   4,261,179
                                                 1,341,500   Novell, Inc. (b)                                           8,049,000
                                                                                                                   --------------
                                                                                                                       12,310,179

                    Specialty Retail - 6.3%        478,500   Foot Locker, Inc.                                         11,096,415
                                                   537,200   The Gap, Inc.                                             11,291,944
                                                   322,400   RadioShack Corp. (f)                                       5,751,616
                                                                                                                   --------------
                                                                                                                       28,139,975

                    Thrifts & Mortgage             159,000   Webster Financial Corp.                                    7,682,880
                    Finance - 1.7%

                    Trading Companies &            274,800   United Rentals, Inc. (b)                                   6,510,012
                    Distributors - 1.5%

                                                             Total Common Stocks in the United States                 394,245,943

                                                             Total Common Stocks in North America - 90.0%             402,689,276



Western Europe

Netherlands - 1.5%  Construction &                 270,500   Chicago Bridge & Iron Co. NV                               6,643,480
                    Engineering - 1.5%

                                                             Total Common Stocks in the Netherlands                     6,643,480


Switzerland - 1.3%  Biotechnology - 1.3%           260,500   Serono SA (a)                                              5,676,295

                                                             Total Common Stocks in Switzerland                         5,676,295

                                                             Total Common Stocks in Western Europe - 2.8%              12,319,775

                                                             Total Common Stocks (Cost - $376,130,073) - 92.8%        415,009,051


                                                             Exchange-Traded Funds
North America

United States - 5.2%                                46,100   iShares Dow Jones US Real Estate Index Fund (f)            3,788,498
                                                    77,700   iShares Dow Jones US Utilities Sector Index Fund           6,780,102
                                                    31,900   iShares Russell 2000 Index Fund                            2,427,909
                                                    56,900   iShares S&P SmallCap 600 Index Fund (f)                    3,658,670
                                                    47,400   MidCap SPDR Trust Series 1 (a)                             6,792,894

                                                             Total Exchange-Traded Funds
                                                             (Cost - $19,839,556) - 5.2%                               23,448,073


                                                Beneficial
                                                  Interest   Short-Term Securities
                                            $    7,269,495   BlackRock Liquidity Series, LLC Cash Sweep
                                                             Series I, 5.22% (c)(d)                                     7,269,495
                                                67,571,900   BlackRock Liquidity Series, LLC Money Market
                                                             Series, 5.29% (c)(d)(e)                                   67,571,900

                                                             Total Short-Term Securities
                                                             (Cost - $74,841,395) - 16.7%                              74,841,395

                                                             Total Investments (Cost - $470,811,024*) - 114.7%        513,298,519
                                                             Liabilities in Excess of Other Assets - (14.7%)         (65,961,342)
                                                                                                                   --------------
                                                             Net Assets - 100.0%                                   $  447,337,177
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of October 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    473,264,500
                                                   ================
    Gross unrealized appreciation                  $     53,051,050
    Gross unrealized depreciation                      (13,017,031)
                                                   ----------------
    Net unrealized appreciation                    $     40,034,019
                                                   ================

(a) Depositary receipts.

(b) Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net             Interest
    Affiliate                                   Activity           Income

    BlackRock Liquidity Series,
    LLC Cash Sweep Series I                 $  (4,392,580)       $  304,433
    BlackRock Liquidity Series,
    LLC Money Market Series                 $  (3,071,000)       $  132,065


(d) Represents the current yield as of October 31, 2006.

(e) Security was purchased with the cash proceeds from securities loans.

(f) Security, or a portion of security, is on loan.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Mid Cap Value Opportunities Fund of
       BlackRock Mid Cap Value Opportunities Series, Inc.


Date:  December 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Mid Cap Value Opportunities Fund of
       BlackRock Mid Cap Value Opportunities Series, Inc.


Date:  December 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Mid Cap Value Opportunities Fund of
       BlackRock Mid Cap Value Opportunities Series, Inc.


Date:  December 20, 2006